Commitments and Contingencies - Lease Cost (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2019
Lease Cost
Short term lease costs	$ 58	$ 181
Total lease cost	1,528	4,535
Research and development
Lease Cost
Operating lease cost	841	2,354
Variable lease cost	344	920
General and administrative
Lease Cost
Operating lease cost	262	893
Variable lease cost	$ 23	$ 187